INVESCO ADVISOR FUNDS, INC.

                        Supplement dated June 3, 1997
                       To Prospectus dated May 1, 1997


      At their meeting held May 16, 1997, the Board of Directors of INVESCO Advisor Funds, Inc. ("Company") approved recommending the following proposals for approval by shareholders at a meeting scheduled to be held July 9, 1997 ("Meeting"):

      1. For INVESCO Advisor International Value Portfolio ("Portfolio"), a new Subadvisory Agreement with INVESCO Global Asset Management Limited ("IGAM") containing substantially the same terms and fee provisions as the Portfolio's current subadvisory agreement with INVESCO Capital Management, Inc. ("ICM"). Pursuant to a structural reorganization, the portfolio manager of this Portfolio, W. Lindsay Davidson, and his assisting staff are being transferred from ICM to IGAM. Thus, retention of IGAM as sub-adviser would provide the Portfolio with continuity in investment management. Both ICM and IGAM are subsidiaries of AMVESCAP, PLC, an international financial management holding company. IGAM, located at Cedar House, 41 Cedar Avenue, Hamilton, HM12 Bermuda, was incorporated in Bermuda on May 2, 1995 to provide global economic analysis and global asset allocation services for certain AMVESCAP, PLC subsidiaries.

      2. For all portfolios ("Portfolios") of the Company, changes to two investment restrictions regarding transactions in options and futures. The proposed changes, if approved by shareholders, would provide more flexibility to all Portfolios to engage in transactions in options and futures for hedging and asset allocation purposes. Additionally, INVESCO Advisor Equity Portfolio, which may not currently engage in options transactions, would be permitted to do so. Also, all Portfolios would be permitted to engage in interest rate futures transactions, which are currently permitted only for INVESCO Advisor Income Portfolio, INVESCO Advisor Flex Portfolio and INVESCO Advisor MultiFlex Portfolio. The Portfolios' options and futures transactions would be subject to limits applicable under certain rules and regulatory policies, primarily those of the Commodity Futures Trading Commission, but would not be subject to additional limits by the amended investment restrictions. The Portfolios would not engage in these transactions for speculative purposes.

     The above changes will not become effective with respect to an affected Portfolio unless approved by the lesser of (a) holders of 67% or more of the voting shares of the Portfolio present in person or by proxy at the Meeting, if holders of more than 50% of the outstanding voting shares of the Portfolio are present in person or by proxy, or (b) holders of more than 50% of the outstanding voting shares of the Portfolio.

                         INVESCO ADVISOR FUNDS, INC.

                        Supplement dated June 3, 1997
           To Statement of Additional Information dated May 1, 1997


     At their meeting held May 16, 1997, the Board of Directors of INVESCO Advisor Funds, Inc. ("Company") approved recommending the following proposals for approval by shareholders at a meeting scheduled to be held July 9, 1997 ("Meeting"):

      1. For INVESCO Advisor International Value Portfolio ("Portfolio"), a new Subadvisory Agreement with INVESCO Global Asset Management Limited ("IGAM") containing substantially the same terms and fee provisions as the Portfolio's current subadvisory agreement with INVESCO Capital Manage-ment, Inc. ("ICM"). Pursuant to a structural reorganization, the portfolio manager of this Portfolio, W. Lindsay Davidson, and his assisting staff are being transferred from ICM to IGAM. Thus, retention of IGAM as sub-adviser would provide the Portfolio with continuity in investment management. Both ICM and IGAM are subsidiaries of AMVESCAP, PLC, an international financial management holding company. IGAM, located at Cedar House, 41 Cedar Avenue, Hamilton, HM12 Bermuda, was incorporated in Bermuda on May 2, 1995 to provide global economic analysis and global asset allocation services for certain AMVESCAP, PLC subsidiaries.

      2. For all portfolios ("Portfolios") of the Company, changes to two investment restrictions regarding transactions in options and futures. The proposed changes, if approved by shareholders, would provide more flexibility to all Portfolios to engage in transactions in options and futures for hedging and asset allocation purposes. Additionally, INVESCO Advisor Equity Portfolio, which may not currently engage in options transactions, would be permitted to do so. Also, all Portfolios would be permitted to engage in interest rate futures transactions, which are currently permitted only for INVESCO Advisor Income Portfolio, INVESCO Advisor Flex Portfolio and INVESCO Advisor MultiFlex Portfolio. The Portfolios' options and futures transactions would be subject to limits applicable under certain rules and regulatory policies, primarily those of the Commodity Futures Trading Commission, but would not be subject to additional limits by the amended investment restrictions. The Portfolios would not engage in these transactions for speculative purposes.

     The above changes will not become effective with respect to an affected Portfolio unless approved by the lesser of (a) holders of 67% or more of the voting shares of the Portfolio present in person or by proxy at the Meeting, if holders of more than 50% of the outstanding voting shares of the Portfolio are present in person or by proxy, or (b) holders of more than 50% of the outstanding voting shares of the Portfolio.